THE AMERICAN HERITAGE FUND, INC.
                                               [THE AMERICAN HERITAGE FUND LOGO]

                                               1370 Avenue of the Americas
                                               New York, N.Y. 10019
                                               Tel: (212) 397-3900
                                               Fax: (212) 397-4036

Heiko Thieme
Chairman

January, 1999

To Our Valued Shareholders:

Our strategy to focus on very few stocks in order to achieve another stellar performance did not pan out in 1998. I apologize and also take full responsibility for that decision.

While our second largest holding showed a gain of around 400%, and thereby exceeded our expectations by far, it still was not enough to overcome the overall loss the Fund experienced by year end. It was our biggest holding that took the net asset value of the Fund down over 60% due to a very poor execution of a business plan that should have given the company a tremendous upside potential. Rather than quitting, we decided to stay with the investment and helped to change the management, as the outlook for the products of the company remains very promising. This judgement call was painful, but hopefully will prove correct over time.

While our investment strategy remains speculative, it hopefully will yield the reward we are patiently seeking. Though the general market outlook is positive, stock selection will ultimately determine the success of money management.

As the manager and a shareholder, I understand the frustration of having missed an entire year of market appreciation. I do value your loyalty and patience and will do my very best to earn them.

Yours sincerely

/s/ Heiko Thieme

---------------------------------------------------------
          THE AMERICAN HERITAGE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES
                NOVEMBER 30, 1998
                  (Unaudited)
---------------------------------------------------------

                     ASSETS
Investments in securities, at
  value (cost $14,496,484)........  $  8,696,801
Receivable for investment
  securities sold.................         4,379
Receivable for capital stock
  sold............................         1,902
Receivable for dividends and
  interest........................         6,225
Deposits with brokers for
  securities sold short...........        14,545
Other assets......................        44,404
                                    ------------
  TOTAL ASSETS....................     8,768,256
                                    ------------
                  LIABILITIES
Cash overdraft....................     1,137,019
Demand loan payable to bank.......         5,312
Payable for capital stock
  reacquired......................        15,791
Accrued advisory fees.............        15,885
Accrued expenses and other
  payables........................       193,276
                                    ------------
  TOTAL LIABILITIES...............     1,367,283
                                    ------------
Commitments & Contingencies                   --
                   NET ASSETS
Net assets (equivalent to $.44 per
  share based on 16,934,033 shares
  of capital stock outstanding)...  $  7,400,973
                                    ============
Composition of net assets:
Shares of capital stock...........       176,718
Paid in capital...................    60,940,762
Accumulated distributions in
  excess of net investment
  income..........................    (3,258,083)
Accumulated net realized loss on
  investments.....................   (44,658,741)
Net unrealized depreciation of
  investments.....................    (5,799,683)
                                    ------------
     NET ASSETS, November 30,
       1998.......................  $  7,400,973
                                    ============

---------------------------------------------------------
          THE AMERICAN HERITAGE FUND, INC.
        SCHEDULE OF INVESTMENTS IN SECURITIES
                NOVEMBER 30, 1998
                  (Unaudited)
---------------------------------------------------------

                                Number of
                                 Shares        Value
-------------------------------------------------------
          COMMON STOCKS & WARRANTS - 117.20%

BANKS & FINANCE - 1.53%
Auer Von Welsbach Invest.
  AG*(+)......................     1,500    $   113,484
Kouri Capital Group Inc.*+....   200,000              0
                                            -----------
                                                113,484
                                            -----------
BIOTECHNOLOGY - 78.68%
Direct Therapeutics, Inc.*+...   160,000         48,000
Senetek PLC Sponsored
  ADR*(+).....................  2,887,500     5,775,000
                                            -----------
                                              5,823,000
                                            -----------
CHEMICALS - 1.26%
Advanced Materials Group
  Inc.*+......................    75,000         93,750
                                            -----------
COMMUNICATION & EQUIPMENT - 0.00%
American Satellite Network
  Inc. Wts*+..................     6,775              0
Millicom International
  Cellular SA Rights *(+)+....    27,100              0
                                            -----------
                                                      0
                                            -----------
COMPUTER EQUIPMENT & SOFTWARE - .06%
JTS Corporation*..............    85,000          4,675
Management Technologies
  Inc.*.......................    95,238             95
Management Technologies Inc. C
  Wts*........................   419,047              0
                                            -----------
                                                  4,770
                                            -----------
ENTERTAINMENT & LEISURE - 0.00%
Gold Star International Inc.
  Units*(+)+..................     5,000              0
                                            -----------
ENVIRONMENTAL SERVICES - 0.34%
I D M Environmental
  Corporation*................    50,000         25,000
                                            -----------

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
          THE AMERICAN HERITAGE FUND, INC.
        SCHEDULE OF INVESTMENTS IN SECURITIES
                NOVEMBER 30, 1998
           (Continued) -- (Unaudited)
---------------------------------------------------------

                                Number of
                                 Shares        Value
-------------------------------------------------------
INDUSTRIAL PRODUCTS - 0.59%
Mark Solutions Inc.*..........    50,000    $    43,750
                                            -----------
MEDICAL TECHNOLOGY - 33.02%
A D M Tronics Unlimited
  Inc.*+...................... 2,500,000      2,421,875
Life Medical Sciences Inc.*...    45,000         21,094
Life Medical Sciences Inc. Cl
  A Wts*......................    22,500            703
Medtrack Inc.*+...............   300,000              0
                                            -----------
                                              2,443,672
                                            -----------
MISCELLANEOUS - 0.60%
Marketing Service*............    15,000         44,062
                                            -----------
PHARMACEUTICAL - 1.12%
Polydex Pharmaceuticals
  Ltd.*(+)....................    26,500         82,813
                                            -----------
TOTAL COMMON STOCKS & WARRANTS
  (Cost $14,346,484)..........              $ 8,674,301
                                            -----------

---------------------------------------------------------
          THE AMERICAN HERITAGE FUND, INC.
        SCHEDULE OF INVESTMENTS IN SECURITIES
                NOVEMBER 30, 1998
           (Continued) -- (Unaudited)
---------------------------------------------------------

                                Number of
                                 Shares        Value
-------------------------------------------------------
     PREFERRED STOCKS - 0.00%
Medtrack Inc. Pf B+
(Cost $0)....................... 30,000    $         0
                                            -----------
     BONDS AND NOTES - 0.30%
International Fast Food G-Bond
  9%, due 12/15/2007
(Cost $150,000)..............   150,000         22,500
                                            -----------
TOTAL SECURITIES
 (Cost $14,496,484)..........              $ 8,696,801
                                            ===========

  *  Non-income producing property
(+)  Foreign security
  +  Illiquid security

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
          THE AMERICAN HERITAGE FUND, INC.
              STATEMENT OF OPERATIONS
      FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
                  (Unaudited)
---------------------------------------------------------

INVESTMENT INCOME:
Interest..........................  $     6,750
Dividends.........................        2,516
                                    -----------
TOTAL INVESTMENT INCOME...........        9,266
                                    -----------
EXPENSES:
Investment advisory fees..........       70,441
Transfer agent fees...............       39,453
Legal fees........................       37,530
Audit fees........................        6,835
Custodian fees....................       30,500
Administrative fees...............       56,315
Fund accounting fees..............       22,492
Insurance.........................       19,780
Postage and printing expense......       56,925
Registration fees and expenses....       11,500
Directors' fees and expenses......        5,500
Interest expense..................       68,909
Consulting and professional
  fees............................          185
Rent..............................       20,853
Telephone.........................        6,083
Miscellaneous.....................        2,010
                                    -----------
TOTAL EXPENSES....................      455,311
                                    -----------
Investment loss -- net............     (446,045)
                                    -----------
Net realized loss on securities
  transactions....................   (1,633,419)
Net change in unrealized
  depreciation of investments.....   (6,421,287)
                                    -----------
Net loss on investments...........   (8,054,706)
                                    -----------
Net decrease in net assets
  resulting from operations.......  $(8,500,751)
                                    ===========

---------------------------------------------------------
             THE AMERICAN HERITAGE FUND, INC.
           STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------

                                FOR THE        FOR THE YEAR
                           SIX MONTHS ENDED       ENDED
                           NOVEMBER 30, 1998   MAY 31, 1998
                           -----------------   ------------
                              (UNAUDITED)       (AUDITED)
DECREASE IN NET ASSETS
FROM OPERATIONS:
Investment loss -- net...     $  (446,045)     $  (817,394)
Net realized gain (loss)
  on securities
  transactions...........      (1,633,419)     (11,258,564)
Net change in unrealized
  appreciation
  (depreciation) of
  investments............      (6,421,287)      13,742,853
                              -----------      -----------
Net increase in net
  assets resulting from
  operations.............      (8,500,751)       1,666,895
Distributions to
  shareholders from --
  Investment
    income -- net........               0                0
  Net realized gains on
    investments..........               0                0
  Return of capital......               0                0
Capital share
  transactions...........        (989,014)      (2,902,748)
                              -----------      -----------
  Net decrease in net
    assets...............      (9,489,765)      (1,235,853)
NET ASSETS:
Beginning of period......      16,890,738       18,126,591
                              -----------      -----------
End of period............     $ 7,400,973      $16,890,738
                              ===========      ===========

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
          THE AMERICAN HERITAGE FUND, INC.
         NOTES TO THE FINANCIAL STATEMENTS
                 NOVEMBER 30, 1998
                  (Unaudited)
---------------------------------------------------------
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
The American Heritage Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

SECURITY VALUATIONS
The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors, in good faith determines.

FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.

OPTION WRITING
When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, are also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives a fee of 1.25% of the Fund's first $100,000,000 average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. For the six months ended November 30, 1998 AHMC received $70,441 in investment advisory fees. Heiko H. Thieme is the Fund's Chairman of the Board of Directors,

--------------------------------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1998
                           (Continued) -- (Unaudited)
--------------------------------------------------------------------------------
Chief Executive Officer and Secretary. Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 90% of the outstanding shares.

For the six months ended November 30, 1998, the Fund paid brokerage commissions of $443,421 to Thieme Securities, Inc. of which Mr. Thieme is the owner.

The Fund has agreed to reimburse AHMC for office space utilized by the Fund. For the six months ended November 30, 1998, the Fund reimbursed AHMC $20,853 for the use of its office space.

AHMC is also reimbursed for administrative personnel utilized by the Fund. Total reimbursement was $56,315 for the six months ended November 30, 1998.

NOTE 3. INVESTMENTS

For the six months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $151,804,579 and $153,381,285, respectively. The gross unrealized appreciation for all securities totaled $1,858,363 and the gross unrealized depreciation for all securities totaled $7,658,046, or a net unrealized depreciation of $5,799,683. The aggregate cost of securities for federal income tax purposes at November 30, 1998 was $14,496,484.

Net realized loss on investments for the six months ended November 30, 1998 was $1,633,419. The components are as follows:

Long transactions                  $ (1,628,640)
Short sales transactions                 (4,779)
                                   ------------
                                   $ (1,633,419)
                                   ============

NOTE 4. RESTRICTED AND OTHER ILLIQUID SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted for financial statement presentation purposes in reliance upon the provision of Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the

--------------------------------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1998
                           (Continued) -- (Unaudited)
--------------------------------------------------------------------------------
absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

The Fund sold 500,000 shares of ADM Tronics on January 4, 1999 to a company that Heiko Thieme serves as Investment Advisor and as a member of the board of directors. The sales price totaled $484,375, which was the mean of the ask and bid prices for that day.

NOTE 5. CARRYOVERS

At November 30, 1998, the Fund had net capital loss carryforwards of approximately $44,581,000 expiring in 2003 through 2006 and net operating loss carryforwards of approximately $3,243,045, which begin to expire in 1999 through 2014.

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

As of November 30, 1998 the total par value and paid in capital totaled $61,117,480.

Transactions in capital stock were as follows:

                        FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                           NOVEMBER 30, 1998               MAY 31, 1998
                              (UNAUDITED)                   (AUDITED)
                       --------------------------   --------------------------
                         SHARES         AMOUNT        SHARES         AMOUNT
                       -----------   ------------   -----------   ------------
Shares sold              1,774,818   $  1,044,533    12,381,297   $ 12,475,679
Shares issued in
 reinvestment of
 dividends                       0              0             0              0
Shares redeemed         (3,018,074)    (2,033,547)  (16,079,052)   (15,378,426)
                       -----------   ------------   -----------   ------------
Net decrease            (1,243,256)  $   (989,014)   (3,697,755)  $ (2,902,747)
                       ===========   ============   ===========   ============

NOTE 8. BANK LOANS

The Fund had a demand secured $10,000,000 bank line of credit which expired on October 31, 1998; borrowings under this arrangement bore interest at the bank's prime rate. Total interest paid on the credit line during the six months ended November 30, 1998 totaled $68,909.

NOTE 9. CONTINGENCIES

On October 5, 1994, a shareholder of the Fund on behalf of himself and a purported class of others brought an action against the Fund, AHMC, Heiko H. Thieme and Richard K. Parker in the United States District Court for the Southern District of New York. Although the Fund cannot now determine the exact amount of the losses incurred by members of the purported class, the Fund believes that such losses do not exceed $25 million and could be less. The amount of the outstanding shares of the Fund has been rapidly diminishing since early 1994. The Fund had approximately 16 million outstanding shares as of January 20, 1999.

The Complaint alleged that certain registration statements and prospectuses of the Fund did not disclose certain risks involving the Fund's investments in restricted securities and companies having small capitalizations and which lack significant operating histories or established products and that the Fund invests significant amounts of money in such companies based "merely" on an interview between the company's executives and Mr. Thieme and a review of the companies' financial statements or products. The Complaint also alleged that certain assets of the Fund were overvalued. On September 11, 1995, the Court, in ruling on the Fund's Motion to Dismiss, dismissed the Complaint. The Court's Order permitted the Plaintiff to move the Court for leave to file an amended complaint limited to claims relating to the Fund's investments in restricted and other illiquid securities.

--------------------------------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1998
                           (Continued) -- (Unaudited)
--------------------------------------------------------------------------------
On July 11, 1996, the Court issued an Order permitting the Plaintiff to file an amended complaint. The amended complaint alleges that certain registration statements and prospectuses of the Fund failed to disclose certain risks regarding the Fund's investments in illiquid securities and that the Fund invested in illiquid securities in concentrations which exceeded the Fund's own investment restrictions and that the Fund improperly valued its illiquid securities. The amended complaint also alleges that the other defendants breached their fiduciary duties in connection with the Fund's investments in and valuation of illiquid securities and by the receipt of AHMC of substantial compensation for investment advice and that the Fund breached its own limitations with respect to illiquid securities and that the Fund changed investment policies without obtaining a shareholder vote.

The Plaintiff made a motion to permit the action to proceed as a class action and in which the Plaintiff would serve as the sole class representative of all persons who acquired shares of the Fund from July 1, 1993 through August 31, 1994. On August 1, 1997, the Court denied the Plaintiff's motion.

The Fund, after conferring with its special counsel, has concluded that the substantive allegations of the amended complaint are without merit. Although there can be no assurance of the outcome of the action, based upon the Fund's belief, the Fund has not established a reserve for potential losses other than the expenses of its defense. The Fund intends to vigorously defend the action.

The Plaintiff is seeking rescission or compensatory damages and pre-judgment interest thereon and the costs and expense of the litigation and such other and further relief as the Court may deem just and proper. The Fund's Officers and Directors are entitled to be indemnified by the Fund to the full extent permitted by law.

The Fund has borne expenses related to the above litigation which for the six months ended November 30, 1998 totaled $3,886. As of November 30, 1998 the Fund has recovered a total of $171,310 from its insurance carrier relating to current and prior years expenses.

On August 4, 1995 the Fund commenced an action against Kouri Capital Group, Inc. ("KCG") and Pentti Kouri in the Supreme Court of the State of New York, County of New York. The action was based upon a Stock Purchase Agreement between the Fund and KCG pursuant to which KCG agreed to repurchase certain shares issued thereby and sold to the Fund for $4,400,000. Such obligation of KCG was personally guaranteed by Mr. Kouri. Neither KCG nor Mr. Kouri has honored its or his obligation to the Fund. The Fund sought a recovery in the amount of $4,400,000 plus interest. The defendants denied the substantive allegations of the Complaint and asserted counterclaims which would declare their obligations to the Fund to have been terminated and to obtain damages in excess of $4,400,000. The Fund, after conferring with its special counsel, concluded that the substantive allegations of the counterclaims were without merit. Although there could be no assurance of the outcome of the action, based upon the Fund's belief, the Fund did not establish a reserve for potential losses other than the expense of its defense of the counterclaims. Upon agreement of the parties, the action has been dismissed without prejudice. In the event that the Fund is unable to reach a settlement of its claims acceptable to the Fund, the Fund intends to bring another action again KCG and Mr. Kouri. In such event, it can be expected that they will again assert counterclaims against the Fund.

The Fund has borne all expenses related to the above litigation. For the six months ended November 30, 1998 there were no expenses relating to the litigation which were borne by the Fund.

--------------------------------------------------------------------------------
                        THE AMERICAN HERITAGE FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 1998
                           (Continued) -- (Unaudited)
--------------------------------------------------------------------------------
NOTE 10. SUBSEQUENT EVENTS

On January 20, 1999, the Fund's investment in the securities of Senetek PLC (Senetek) represented approximately 71% of the Fund's net assets with a value of $4,545,000. As set forth in the Fund's Prospectus, the restriction limiting investments of more than 50% of the value of total assets in the securities of any one issuer is applied solely at the time of any proposed transaction. Senetek is a small foreign company and the Fund's investment therein is speculative.

On January 20, 1999 the Fund's investment in the securities of ADM Tronics Unlimited, Inc. represented approximately 22% of the Fund's net assets with a value of approximately $1,437,500.

On October 8, 1998 the Fund's custodian bank stopped processing the Fund's payment requests other than pursuant to redemption requests for the Fund's shareholders, due to a then continuing cash overdraft.

The cash overdraft was eliminated on January 12, 1999.

On January 4, 1999 the Fund sold 500,000 shares of ADM Tronics Unlimited, Inc. for $484,375 and on January 5, 1999 the Fund sold 600,000 shares of Senetek for $1,050,000. Heiko Thieme is the Chief Executive Officer of the purchaser of both transactions and also of its investment adivsor.

                        THE AMERICAN HERITAGE FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                             FOR THE SIX
                            MONTHS ENDED                       FOR THE FISCAL YEARS ENDED MAY 31,
                          NOVEMBER 30, 1998   --------------------------------------------------------------------
                             (UNAUDITED)         1998          1997          1996          1995           1994
                          -----------------   -----------   -----------   -----------   -----------   ------------
Net asset value,
  beginning of year.....            .93       $       .83   $       .76   $       .63   $      1.19   $       1.42
Income from investment
  operations:
  Net investment income
    (loss)..............          (.03)             (.04)         (.03)         (.02)           .06            .19
  Net gains or (losses)
    on securities (both
    realized and
    unrealized).........          (.46)               .14           .10           .15         (.48)          (.35)
                             ----------       -----------   -----------   -----------   -----------   ------------
Total from investment
  operations............          (.49)               .10           .07           .13         (.42)          (.16)
Less distributions
  Dividends (from net
    investment
    income).............             --                --            --            --           .07             --
  Distributions (from
    capital gains)......             --                --            --            --            --            .07
  Return of capital
    distribution........             --                --            --            --           .07             --
                             ----------       -----------   -----------   -----------   -----------   ------------
Net asset value, end of
  year..................     $      .44       $       .93   $       .83   $       .76   $       .63   $       1.19
                             ==========       ===========   ===========   ===========   ===========   ============
Total return............       (52.69)%            12.05%         9.21%        20.63%      (38.37)%       (12.49)%
Net assets, end of
  period................     $7,400,973       $16,890,738   $18,126,591   $21,429,753   $30,779,569   $101,036,392
Ratio of expenses to
  average net assets....          8.12%*            5.85%         6.42%         6.25%         3.69%          2.41%
Ratio of net income
  (loss) to average net
  assets................        (7.95)%*          (4.08)%       (4.97)%       (3.53)%         6.55%          3.40%
Portfolio turnover
  rate..................         1,091%            1,180%          470%          606%          620%           434%

  * Annualized.

   The accompanying notes are an integral part of these financial statements.

                                                THE AMERICAN HERITAGE FUND, INC.
                                                1370 Avenue of the Americas
   ADDRESS CORRECTION REQUESTED                 New York, NY 10019

                              --------------------
                                   BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                  SECAUCUS, NJ
                                 PERMIT NO. 237
                              --------------------

                                         THE
                                         AMERICAN
[THE AMERICAN HERITAGE FUND, INC. LOGO]  HERITAGE
                                         FUND, INC.
----------------------------------------------------------
                                         SEMI-ANNUAL
                                         REPORT

                                         November 30, 1998

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.